UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/05

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND  October 31, 2005

Investments	Shares	Value (000)

COMMON STOCKS 97.56%

Beverage: Soft Drinks 1.80%
PepsiCo, Inc.	44,600	$2,635

Biotechnology Research & Production 8.82%
Amgen, Inc.*	14,000	1,061
Genentech, Inc.*	53,600	4,856
Genzyme Corp.*	61,000	4,410
ImClone Systems Inc.*	75,000	2,603
Total		12,930

Communications Technology 11.35%
Corning, Inc.*	207,000	4,159
Motorola, Inc.	252,000	5,584
QUALCOMM, Inc.	79,000	3,141
Scientific-Atlanta, Inc.	65,000	2,303
Telefonaktie bolaget LM
Ericsson ADR	44,000	1,444
Total		16,631

Computer Services, Software & Systems 4.42%
Autodesk, Inc.	92,500	4,174
Infosys Technologies Ltd. ADR	34,000	2,312
Total		6,486

Computer Technology 1.22%
Apple Computer, Inc.*	31,000	1,785

Consumer Electronics 2.98%
Google Inc. Class A*	11,750	4,373

Diversified Financial Services 4.58%
American Express Co.	64,626	3,216
Citigroup Inc.	40,600	1,859
Goldman Sachs Group, Inc. (The)	13,000	1,643
Total		6,718

Drug & Grocery Store Chains 4.88%
Walgreen Co.	90,500	4,112
Whole Foods Market, Inc.	21,100	3,041
Total		7,153

Drugs & Pharmaceuticals 3.39%
Gilead Sciences, Inc.*	80,000	3,780
Roche Holdings Ltd. ADR	16,000	$1,193
Total		4,973

Electrical Equipment & Components 1.24%
Emerson Electric Co.	26,138	1,818

Electronics: Medical Systems 3.07%
Medtronic, Inc.	79,350	4,496

Electronics:
Semi-Conductors/Components 12.13%
Broadcom Corp. Class A*	100,700	4,276
Intel Corp.	206,849	4,861
Marvell Technology Group Ltd.*(a)	94,400	4,381
Texas Instruments Inc.	149,500	4,268
Total		17,786

Health & Personal Care 4.60%
Medco Health Solutions, Inc.*	44,000	2,486
WellPoint, Inc.*	57,000	4,257
Total		6,743

Healthcare Management Services 3.65%
PacifiCare Health Systems, Inc.*	38,000	3,130
UnitedHealth Group, Inc.	38,440	2,225
Total		5,355

Hotel/Motel 0.95%
Starwood Hotels & Resorts
Worldwide, Inc.	23,700	1,385

Machinery: Oil Well Equipment & Services 2.20%
Schlumberger Ltd.(a)	35,600	3,231

Medical & Dental Instruments & Supplies 6.50%
Alcon, Inc.(a)	34,000	4,519
St. Jude Medical, Inc.*	104,100	5,004
Total		9,523

Multi-Sector Companies 2.15%
General Electric Co.	92,818	3,147

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)

Oil: Crude Producers 2.26%
Ultra Petroleum Corp.*	34,000	$1,785
XTO Energy, Inc.	35,000	1521
Total		3,306

Restaurants 1.26%
Cheesecake Factory Inc. (The)*	54,000	1,853

Retail 6.11%
Best Buy Co., Inc.	46,000	2,036
Chico’s FAS, Inc.*	40,000	1,581
Nordstrom, Inc.	24,000	832
Target Corp.	80,800	4,500
Total		8,949

Securities Brokerage & Services 2.26%
Lehman Brothers Holdings Inc.	27,684	3,313

Soaps & Household Chemicals 3.47%
Procter & Gamble Co. (The)	90,908	5,090

Textiles Apparel Manufacturers 2.27%
Coach, Inc.*	103,600	3,334

Total Common Stocks (cost $130,530,593)		143,013

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.59%

Repurchase Agreement 2.59%
Repurchase Agreement dated 10/31/2005, 3.30% due 11/1/2005 with State Street Bank & Trust Co. collateralized by $3,730,000 of Federal National Mortgage Assoc. at 6.20% due 6/13/2017; value: $3,874,538; proceeds: $3,796,176 (cost $3,795,828)	$3,796	3,796

Total Investments in Securities 100.15% (cost $134,326,421)		146,809
Liabilities in Excess of Other Assets (0.15%)		(226)
Net Assets 100.00%		$146,583

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management company.  The Fund was organized as a Delaware Business Trust on September 29, 1999.  The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of October 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$135,813,307
Gross unrealized gain	13,276,644
Gross unrealized loss	(2,281,357)
Net unrealized security gain	$10,995,287

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

3

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2005